Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2018
Registrant Name	PENN Capital Funds Trust
Central Index Key	0001618627
Amendment Flag	false
Document Creation Date	Oct. 29, 2018
Document Effective Date	Oct. 31, 2018
Prospectus Date	Oct. 31, 2018
Penn Capital Defensive Floating Rate Income Fund | Institutional Class
Prospectus:
Trading Symbol	PFRNX
Penn Capital Defensive Floating Rate Income Fund | Investor Class
Prospectus:
Trading Symbol	PFRVX
Penn Capital Defensive Short Duration High Income Fund | Penn Capital Defensive Short Duration High Income Fund
Prospectus:
Trading Symbol	PSHNX
Penn Capital Multi-Credit High Income Fund | Institutional Class
Prospectus:
Trading Symbol	PHYNX
Penn Capital Multi-Credit High Income Fund | Investor Class
Prospectus:
Trading Symbol	PHYVX
Penn Capital Managed Alpha SMID Cap Equity Fund | Institutional Class
Prospectus:
Trading Symbol	PSMPX
Penn Capital Managed Alpha SMID Cap Equity Fund | Investor Class
Prospectus:
Trading Symbol	PSMQX
Penn Capital Special Situations Small Cap Equity Fund | Institutional Class
Prospectus:
Trading Symbol	PSCNX
Penn Capital Special Situations Small Cap Equity Fund | Investor Class
Prospectus:
Trading Symbol	PSCQX
Penn Capital Micro Cap Equity Fund | Penn Capital Micro Cap Equity Fund
Prospectus:
Trading Symbol	PMCNX
Penn Capital Enterprise Value Small Cap Value Equity Fund | Penn Capital Enterprise Value Small Cap Value Equity Fund
Prospectus:
Trading Symbol	PVSNX